Organization and Nature of Business (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Organization and Nature of Business
Accumulated losses	$ (362,715,000)	$ (378,643,000)
Cash and cash equivalents	106,557,000	71,330,000
Short-term investments	1,268,260,000	1,295,945,000
Unutilized bank borrowing facilities	$ 43,038,000	$ 41,248,000